Average Annual Total Returns - FidelityFlexMunicipalIncomeFund-PRO - FidelityFlexMunicipalIncomeFund-PRO - Fidelity Flex Municipal Income Fund	Mar. 01, 2023
Fidelity Flex Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(8.63%)
Past 5 years	1.13%
Since Inception	1.24%
Fidelity Flex Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(8.63%)
Past 5 years	1.11%
Since Inception	1.22%
Fidelity Flex Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.33%)
Past 5 years	1.42%
Since Inception	1.49%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Since Inception	1.28%	[1]

[1]	A From October 12, 2017